SEVERANCE PAY FUND AND ACCRUED SEVERANCE PAY (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
SEVERANCE PAY FUND AND ACCRUED SEVERANCE PAY
Severance pay fund	$ 1,723	$ 1,624
Accrued severance liability	$ 2,679	$ 2,775